CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Q3) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
OPERATING ACTIVITIES :
Net loss	$ (2,333,742)	$ (2,256,865)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	355,385	355,385
Depreciation	146,500	178,809
Share-based compensation for stock and options issued to employees	37,605	14,452
Share-based compensation for options issued to non-employees	178,388	56,951
Equity in earnings (loss) of unconsolidated subsidiary	0	0
Amortization of debt discount on convertible note	0	(78,078)
Amortization of debt discount on promissory note	24,088	0
Amortization of debt issuance costs	17,627	7,309
Warrants issued (cancelled) for services	0	72,771
Common stock issued (cancelled) for services	0	(22,650)
Common stock issued for interest due on convertible note	27,125	2,063
Loss on early extinguishment of convertible note	0	135,078
Change in operating assets and liabilities:
Accounts receivable	(453,318)	(520,864)
Inventory	(286,655)	76,203
Prepaid expenses and deferred charges	35,948	17,855
Notes receivable and accrued interest	0	777,710
Accounts payable	992,187	(274,090)
Accrued liabilities	227,218	(53,720)
Accrued interest	0	(13,360)
Deferred revenue	(8,755)	(44,098)
Total	1,293,343	687,726
Net Cash Used in Operating Activities	(1,040,399)	(1,569,139)
INVESTING ACTIVITIES :
Purchase of property and equipment	(787)	(28,977)
Net Cash Used in Investing Activities	(787)	(28,977)
FINANCING ACTIVITIES :
Proceeds from sale of common stock and warrants, net	0	610,000
Proceeds from exercise of common stock warrants	0	1,800,000
Proceeds from issuance of promissory note and warrant, net	482,508	0
Offering cost adjustment - preferred stock sale in 2011	10,509	0
Repayment of principle due on convertible note	0	(776,609)
Net Cash Provided by Financing Activities	493,017	1,633,391
Net Increase (Decrease) in Cash	(548,169)	35,275
Cash, beginning of period	550,458	5,119
Cash, end of period	2,289	40,394
SUPPLEMENTAL CASH FLOW DISCLOSURE:
Cash paid for interest	2,962	29,006
Non-cash investing and financing activities:
Issuance of common stock for principle due on convertible note	$ 90,000	$ 582,029